Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [abstract]
Disclosure of subsidiaries

Name	Location	Ownership	Principal Activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")	Mexico	100%	San Jose Mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero Project

Schedule of useful life of property, plant and equipment

Land and buildings
Land	Not depreciated
Mineral properties	Units of production	Declining balance
Buildings, located at the mine	Units of production	Declining balance
Buildings, others (1)	6-10 years	Straight line
Leasehold improvements (1)	4-8 years	Straight line
Plant and equipment
Machinery and equipment (1)	3-12 years	Straight line
Furniture and other equipment (1)	2-12 years	Straight line
Transport units	4-5 years	Straight line
Capital work in progress	Not depreciated

(1)	The lesser of useful life or life of mine.

Schedule of Operating Lease Payments, by Assets

Operating lease obligations as at December 31, 2018	$2,553
Leases with lease term of 12 months or less and low value assets	(825)
Embedded leases identified in existing service contracts	6,162
Effect of discounting at incremental borrowing rate	(574)
Lease liabilities recognized as at January 1, 2019	7,316
Lease liabilities from finance leases previously recorded in lease obligations	8,767
Total lease liabilities as at January 1, 2019	16,083
Less current portion	(6,120)
Non-current portion	$9,963